GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in goodwill during the year is as follows:

	2020	2019
Balance as of the beginning of the year:

Goodwill	$2,182	$2,220
Accumulated impairment losses	(1,501)	(1,525)
	681	695

Goodwill acquired during the year	-	-
Impairment losses	-	-
Exchange rate effect	65	(14)
	746	681

Balance as of the end of the year:

Goodwill	2,361	2,182
Accumulated impairment losses	(1,615)	(1,501)
	$746	$681